Additional cash flow information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Information About Additional Cash Flow Information [Abstract]
Summary of Net Change in Non-cash Operating Working Capital

Net change in non-cash operating working capital

	2024	2023
Trade and other receivables	145,432	224,121
Inventoried supplies	8,101	6,533
Prepaid expenses	12,125	(11,648)
Trade and other payables	(154,092)	(112,375)
	11,566	106,631